Schedule of Effect of Reinsurance on Interest Credited to Contractholder Funds (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effects of Reinsurance [Line Items]
Direct interest credited to contractholder funds	$ 102,164	$ 107,522	$ 113,166
Ceded interest credited to contractholder funds	(4,805)	(4,770)	(4,545)
Interest credited to contractholder funds, net of reinsurance	97,377	102,761	108,637
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed interest credited to contractholder funds	18	9	16
Ceded interest credited to contractholder funds	$ (4,805)	$ (4,770)	$ (4,545)